Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2019	Apr. 08, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (406,945)		$ (126,630)	$ (1,393,544)	$ (662,297)
Adjustments to Reconcile Net Loss to Net Cash Used in Operations:
Depreciation and amortization	236,517			582,559
Paid in kind interest
Stock based compensation	66,262			185,963	2,500
Non-cash interest expense				7,660
Gain on settlement of payables				(16,039)
Bad debt expense				38,113
Loss on disposal of property and equipment
Gain in investment accounted for under the equity method
Loss on impairment of goodwill
Changes in assets and liabilities:
Accounts receivable	(71,030)		(26,828)	63,869	(27,790)
Prepaid expenses	(991)			63,810
Other current assets			(22,851)	(8,278)
Other long-term assets	(5,419)			(26,576)
Accounts payable	(7,371)		3,631	149,161	104,406
Accrued expenses – related party				239,310	501,620
Other accrued liabilities - related party	79,992		144,477		26,901
Other accrued liabilities	(4,756)			(17,100)
Other long-term liabilities
Net Cash Used in Operating Activities	(113,741)		(28,201)	(131,092)	(54,660)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment
Proceeds from note receivable				174,967
Cash received in business combination				42,711
Net Cash provided by Investing Activities				217,678
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable – related party	45,000		30,000	3,055,000	53,500
Payment on notes payable – related parties				(30,000)
Payment on notes payable				(3,000,000)
Net Cash provided by (used in) Financing Activities	45,000		30,000	25,000	53,500
Net Change in Cash	(68,741)		1,799	111,586	(1,160)
Cash - Beginning of Period	111,586				1,160
Cash - End of Period	42,845		1,799	111,586
Cash Paid For:
Interest	223,750			728,000
Income taxes
Supplemental disclosure of non-cash investing and financing activities:
Stock issued in conversion of debt and related accrued interest					251,605
Stock issued in conversion of accrued salary					380,502
Forgiveness of accrued compensation credited to additional paid-in capital
Preferred stock converted into common stock
Predecessor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		(746,162)	(746,162)		(13,821,521)
Adjustments to Reconcile Net Loss to Net Cash Used in Operations:
Depreciation and amortization		109,225	109,225		446,525
Paid in kind interest		275,369	275,369		1,614,564
Stock based compensation					20,001
Non-cash interest expense
Gain on settlement of payables
Bad debt expense					656,131
Loss on disposal of property and equipment					15,539
Gain in investment accounted for under the equity method					171,469
Loss on impairment of goodwill					7,914,269
Changes in assets and liabilities:
Accounts receivable		99,190	99,190		304,519
Prepaid expenses		35,445	35,445		36,876
Other current assets		(298)	(298)		3,211
Other long-term assets		6,775	6,775		32,523
Accounts payable		(219,888)	(219,888)		1,746,706
Accrued expenses – related party		(3,156)	(3,156)		87,909
Other accrued liabilities - related party
Other accrued liabilities		63,905	63,905		(220,416)
Other long-term liabilities		(2,511)	(2,511)		(9,796)
Net Cash Used in Operating Activities		(382,106)	(382,106)		(1,001,491)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(6,274)	(6,274)		(46,906)
Proceeds from note receivable		182,362	182,362		200,000
Cash received in business combination
Net Cash provided by Investing Activities		176,088	176,088		153,094
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable – related party
Payment on notes payable – related parties
Payment on notes payable					(512,583)
Net Cash provided by (used in) Financing Activities					(512,583)
Net Change in Cash		(206,018)	(206,018)		(1,360,980)
Cash - Beginning of Period		225,227	225,227	$ 225,227	1,586,207
Cash - End of Period		19,209			225,227
Cash Paid For:
Interest		458,812	458,812		2,040,338
Income taxes
Supplemental disclosure of non-cash investing and financing activities:
Stock issued in conversion of debt and related accrued interest
Stock issued in conversion of accrued salary
Forgiveness of accrued compensation credited to additional paid-in capital					669,529
Preferred stock converted into common stock					$ 460